Quarterly portfolio holdings
John Hancock
CQS Asset Backed Securities Fund
Closed-end alternative
July 31, 2025
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Consolidated Fund’s investments

As of 7-31-25 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Collateralized mortgage obligations 56.1%					$50,522,966
(Cost $50,795,334)
Commercial and residential 11.8%					10,587,126
Castell PLC
Series 2025-1, Class E (SONIA + 3.500%) (A)	7.724	01-27-62	GBP	433,997	579,337
Series 2025-1, Class F (SONIA + 4.620%) (A)	8.844	01-27-62	GBP	677,995	906,765
Series 2025-1, Class G (SONIA + 6.320%) (A)	10.544	01-27-62	GBP	645,995	869,272
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class E (B)(C)	3.208	07-10-47		1,500,000	1,241,250
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR11, Class E (B)(C)	4.370	08-10-50		1,000,000	902,290
Series 2014-CR19, Class E (B)(C)	3.996	08-10-47		2,483,000	2,321,605
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2014-LC15, Class E (B)	3.500	04-10-47		1,500,000	1,312,200
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11, Class B	3.499	04-15-46		989,681	931,933
UBS Commercial Mortgage Trust
Series 2012-C1, Class E (B)(C)	5.000	05-10-45		1,682,311	1,522,474
U.S. Government Agency 44.3%					39,935,840
FARM Mortgage Trust
Series 2025-1, Class B (B)(C)	5.630	08-01-55		3,499,933	3,038,073
Federal Home Loan Mortgage Corp.
Series 2020-DNA6, Class B2 (30 day Average SOFR + 5.650%) (A)(B)	10.000	12-25-50		2,750,000	3,132,257
Series 2020-HQA3, Class B2 (30 day Average SOFR + 10.114%) (A)(B)(D)	14.464	07-25-50		1,220,000	1,604,925
Series 2020-HQA4, Class B2 (30 day Average SOFR + 9.514%) (A)(B)	13.864	09-25-50		2,500,000	3,232,205
Series 2020-HQA5, Class B2 (30 day Average SOFR + 7.400%) (A)(B)(D)	11.750	11-25-50		2,743,000	3,288,489
Series 2021-DNA1, Class B2 (30 day Average SOFR + 4.750%) (A)(B)(D)	9.100	01-25-51		3,000,000	3,333,691
Series 2021-DNA2, Class B2 (30 day Average SOFR + 6.000%) (A)(B)(D)	10.350	08-25-33		2,750,000	3,349,948
Series 2021-DNA3, Class B2 (30 day Average SOFR + 6.250%) (A)(B)	10.600	10-25-33		2,400,000	2,965,397
Series 2021-HQA1, Class B2 (30 day Average SOFR + 5.000%) (A)(B)(D)	9.350	08-25-33		3,000,000	3,448,887
Series 2021-HQA2, Class B2 (30 day Average SOFR + 5.450%) (A)(B)	9.800	12-25-33		2,750,000	3,213,396
Series 2021-HQA4, Class B2 (30 day Average SOFR + 7.000%) (A)(B)(D)	11.350	12-25-41		3,000,000	3,175,040
Federal National Mortgage Association
Series 2020-SBT1, Class 1B1 (30 day Average SOFR + 6.864%) (A)(B)(D)	11.214	02-25-40		3,000,000	3,183,750

Series 2023-R06, Class 1B2 (30 day Average SOFR + 5.900%) (A)(B)(D)	10.250	07-25-43		2,762,800	2,969,782
Asset-backed securities 75.3%					$67,861,755
(Cost $65,507,559)
Asset-backed securities 15.8%					14,223,233
BBVA Consumo FTA
Series 2025-1, Class D (3 month EURIBOR + 3.150%) (A)	5.177	08-21-38	EUR	1,800,000	2,071,999
Bridgecrest Lending Auto Securitization Trust
Series 2025-3, Class D	5.490	05-15-31		3,000,000	2,995,026
CPS Auto Receivables Trust
Series 2025-C, Class D (B)	5.280	10-15-31		3,000,000	2,995,600
Exeter Select Automobile Receivables Trust
Series 2025-2, Class D	5.340	01-15-32		98,000	97,651
FIGRE Trust
Series 2025-HE1, Class G PO (B)	2.976	01-25-55		810,799	74,180
Series 2025-HE1, Class XS IO (B)	4.033	01-25-55		28,454,991	2,494,956
Series 2025-HE3, Class F (B)(C)	9.081	05-25-55		612,000	636,218
Santander Consumo 8 Fondo de Titulizacion
Series 2025-8, Class E (3 month EURIBOR + 4.500%) (A)	6.590	01-21-40	EUR	2,500,000	2,857,603
Collateralized loan obligations 59.5%					53,638,522
AlbaCore Euro CLO I DAC
Series 1X, Class ER (3 month EURIBOR + 5.960%) (A)(D)	7.981	10-18-34	EUR	3,000,000	3,376,507
Anchorage Capital Europe CLO DAC
Series 3X, Class FR (3 month EURIBOR + 8.490%) (A)(D)	10.516	10-15-38	EUR	2,300,000	2,612,496
Series 8X, Class FR (3 month EURIBOR + 8.250%) (A)(B)(D)	10.189	10-25-38	EUR	1,000,000	1,119,886
1	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Collateralized loan obligations (continued)
Anchorage Capital Europe CLO I DAC
Series 1X, Class SUB (E)	—	04-15-39	EUR	2,500,000	$1,485,445
Aqueduct European CLO
Series 2025-13X, Class SUB (E)	—	01-25-35	EUR	2,800,000	1,662,817
Series 2025-13X, Class Z2 (E)(F)	—	01-25-35	EUR	239,843	27
Aqueduct European CLO XII DAC
Series 2025-12X, Class SUB (E)(G)	—	07-25-38	EUR	1,000,000	984,285
Aurium CLO IX DAC
Series 9X, Class F (3 month EURIBOR + 9.360%) (A)(D)	11.308	10-28-34	EUR	2,000,000	2,290,593
Barings Euro CLO DAC
Series 2015-1A, Class ERR (3 month EURIBOR + 6.860%) (A)(B)(D)	8.799	07-25-35	EUR	1,500,000	1,710,522
Series 2018-2X, Class F (3 month EURIBOR + 6.950%) (A)	8.976	10-15-31	EUR	250,000	261,206
Series 2024-1A, Class F (3 month EURIBOR + 8.930%) (A)(B)(D)	10.954	07-20-37	EUR	2,400,000	2,727,559
Carlyle Euro CLO DAC
Series 2015-2X, Class ER (3 month EURIBOR + 9.010%) (A)(D)	11.148	11-10-35	EUR	3,560,000	3,887,247
Series 2020-2X, Class D (3 month EURIBOR + 6.060%) (A)(D)	8.086	01-15-34	EUR	1,000,000	1,120,801
Series 2025-2X, Class D (3 month EURIBOR + 5.900%) (A)(G)	7.926	07-15-38	EUR	3,000,000	3,431,393
Contego CLO XI DAC
Series 11X, Class FR (3 month EURIBOR + 8.410%) (A)(D)	10.511	11-20-38	EUR	1,000,000	1,124,240
Dryden Euro CLO DAC
Series 2020-79X, Class ER (3 month EURIBOR + 6.470%) (A)(D)	8.491	01-18-35	EUR	1,500,000	1,684,467
Hayfin Emerald CLO X DAC
Series 10X, Class FR (3 month EURIBOR + 7.910%) (A)(D)	9.931	07-18-38	EUR	2,928,410	3,338,434
Hayfin Funding DAC
Series 13X, Class F (3 month EURIBOR + 8.340%) (A)	10.366	01-15-37	EUR	600,000	670,964
Henley CLO VI DAC
Series 6X, Class E (3 month EURIBOR + 6.110%) (A)(D)	8.049	06-10-34	EUR	1,000,000	1,146,785
Invesco Euro CLO IV DAC
Series 4X, Class F (3 month EURIBOR + 7.430%) (A)(D)	9.456	04-15-33	EUR	1,600,000	1,683,335
Madison Park Euro Funding XIX DAC
Series 19X, Class M (E)	—	01-15-38	EUR	1,000,000	1,049,591
OCP Euro CLO DAC
Series 2023-8A, Class SUB (B)(E)	—	01-20-37	EUR	1,000,000	759,030
Series 2023-8X, Class SUB (E)	—	01-20-37	EUR	1,000,000	759,030
Penta CLO DAC
Series 2017-3A, Class FRR (3 month EURIBOR + 7.740%) (A)(B)(D)	9.782	10-17-38	EUR	2,000,000	2,199,708
RRE 23 Loan Management DAC
Series 23A, Class SUB (B)(E)	—	04-15-25	EUR	2,800,000	3,011,638
St. Paul’s CLO II DAC
Series 2X, Class FR4 (3 month EURIBOR + 8.880%) (A)(D)	10.819	10-25-35	EUR	3,200,000	3,509,278
St. Paul’s CLO IV DAC
Series 4X, Class DRRR (3 month EURIBOR + 4.970%) (A)	6.909	04-25-30	EUR	650,000	727,627
St. Paul’s CLO VIII DAC
Series 8X, Class F (3 month EURIBOR + 5.900%) (A)(D)	7.942	07-17-30	EUR	3,000,000	3,338,327
St. Paul’s CLO X DAC
Series 10X, Class ER (3 month EURIBOR + 6.360%) (A)(D)	8.355	04-22-35	EUR	1,725,000	1,965,284

Credit-linked notes 1.7%					$1,517,656
(Cost $1,517,671)
Consumer loans 1.7%					1,517,656
Huntington Bank Auto Credit-Linked Note
Series 2025-1, Class D (30 day Average SOFR + 3.500%) (A)(B)	7.848	03-21-33		1,517,671	1,517,656

	Yield (%)	Shares	Value
Short-term investments 14.5%			$13,091,224
(Cost $13,091,224)
Short-term funds 14.5%			13,091,224
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.2386(H)	13,091,224	13,091,224

Total investments (Cost $130,911,788) 147.6%	$132,993,601
Other assets and liabilities, net (47.6%)	(42,880,516)
Total net assets 100.0%	$90,113,085

SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND | QUARTERLY REPORT	2

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling

Security Abbreviations and Legend
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $66,482,612 or 73.8% of the fund’s net assets as of 7-31-25.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	All or a portion of this security is segregated as collateral for reverse repurchase agreements.
(E)	Notes do not bear interest and represent the ownership of the residual interest in the issuing entity. Distributions are made only after all classes senior in priority have received all amounts due.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	Security purchased or sold on a when-issued or delayed-delivery basis.
(H)	The rate shown is the annualized seven-day yield as of 7-31-25.
The fund had the following country composition as a percentage of total investments on 7-31-25:
United States	54.2%
Ireland	40.3%
Spain	3.7%
United Kingdom	1.8%
TOTAL	100.0%
3	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	5,038,327	EUR	4,300,000	SSB	8/18/2025	$126,625	—
USD	27,575,183	EUR	23,500,000	SSB	8/28/2025	714,320	—
USD	2,428,736	GBP	1,800,000	SSB	8/18/2025	51,265	—
						$892,210	—

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND | QUARTERLY REPORT	4

Notes to Consolidated Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of July 31, 2025, by major security category or type:
	Total value at 7-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Collateralized mortgage obligations	$50,522,966	—	$50,522,966	—
Asset-backed securities	67,861,755	—	67,861,728	$27
Credit-linked notes	1,517,656	—	1,517,656	—
Short-term investments	13,091,224	$13,091,224	—	—
Total investments in securities	$132,993,601	$13,091,224	$119,902,350	$27
Liabilities
Reverse repurchase agreements	$(41,057,441)	—	$(41,057,441)	—
Derivatives:
Assets
Forward foreign currency contracts	892,210	—	892,210	—
Reverse repurchase agreements. The following table summarizes the open reverse repurchase agreements at 7-31-25:
Counterparty	Borrowing rate	Settlement date	Maturity date	Amount borrowed	Payable for reverse repurchase agreements
Barclays Bank PLC	5.700%	5-12-25	8-12-25	$ (3,681,280)	$(3,728,492)
Barclays Bank PLC	5.702%	6-26-25	9-26-25	(4,037,418)	(4,060,439)
Barclays Bank PLC	5.728%	7-8-25	10-8-25	(4,866,711)	(4,885,295)
Barclays Bank PLC	5.768%	7-25-25	10-24-25	(1,903,500)	(1,905,635)
Royal Bank of Canada	2.800%	7-3-25	10-3-25	EUR (730,022)	(835,026)
Royal Bank of Canada	2.910%	5-2-25	8-4-25	(1,048,553)	(1,205,474)
Royal Bank of Canada	3.010%	5-2-25	8-4-25	(1,917,178)	(2,204,650)
Royal Bank of Canada	3.010%	5-7-25	8-7-25	(4,411,315)	(5,070,689)
UBS AG	2.882%	7-28-25	10-28-25	(4,228,110)	(4,826,684)
UBS AG	2.982%	7-28-25	10-28-25	(4,479,356)	(5,113,556)
UBS AG	3.000%	5-12-25	8-12-25	(3,425,321)	(3,935,611)
UBS AG	3.100%	5-12-25	8-12-25	(2,859,198)	(3,285,890)
					$(41,057,441)
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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